Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income attributable to Arcos Dorados Holdings Inc.	$ 181,274	$ 140,343	$ 45,486
Non-cash charges and credits:
Depreciation and amortization	149,268	119,777	120,394
Loss from derivative instruments	13,183	10,490	5,183
Amortization and accrual of letter of credit fees and deferred financing costs	4,268	5,342	4,247
Deferred income taxes	(4,310)	(15,449)	(16,066)
Foreign currency exchange results	3,162	(6,940)	4,031
Accrued net share-based compensation expense	14,337	6,089	758
Impairment of long-lived assets	2,626	1,171	1,573
Write-off of long-lived assets	8,401	3,143	3,095
Gain on sale and exchange of restaurants businesses	(4,008)	(577)	0
Gain on contribution of businesses in equity method investment	0	0	(8,501)
Others, net	(8,853)	(2,268)	5,279
Changes in assets and liabilities:
Accounts payable	70,003	111,958	78,201
Accounts and notes receivable and other receivables	(61,244)	(56,790)	(4,689)
Inventories, prepaid expenses and other assets	(35,682)	(33,173)	(38,655)
Income taxes payable	7,755	18,637	41,530
Other taxes payable	25,452	8,874	14,211
Accrued payroll, other liabilities and provision for contingencies	17,272	32,873	29,992
Royalties payable to McDonald’s Corporation	(719)	5,457	(27,167)
Others	(220)	(3,520)	(858)
Net cash provided by operating activities	381,965	345,437	258,044
Investing activities
Property and equipment expenditures	(360,097)	(217,115)	(114,999)
Purchases of restaurant businesses paid at acquisition date	(2,081)	(4,800)	(185)
Proceeds from sales of property and equipment, restaurant businesses and related advances	2,540	2,714	1,987
Proceeds from short-term investments	66,735	0	0
Acquisitions of short-term investments	(86,719)	(41,083)	0
Other investing activity	(727)	635	4,918
Net cash used in investing activities	(380,349)	(259,649)	(108,279)
Financing activities
Net collection of derivative instruments	30,165	0	23,240
Dividend payments to Arcos Dorados Holdings Inc. shareholders	(40,022)	(31,587)	(21)
Net short-term borrowings	29,384	359	0
Net payments of derivative premiums	(2,581)	0	0
Payments of other long term debt	(800)	(8,327)	(2,573)
Other financing activities	(5,028)	(6,964)	(3,977)
Net cash used in financing activities	(11,823)	(59,978)	(17,926)
Effect of exchange rate changes on cash and cash equivalents	(60,069)	(37,703)	(18,998)
(Decrease) increase in cash and cash equivalents	(70,276)	(11,893)	112,841
Cash and cash equivalents at the beginning of the year	266,937	278,830	165,989
Cash and cash equivalents at the end of the year	196,661	266,937	278,830
Supplemental cash flow information:
Cash paid during the year for interest	47,510	56,370	52,578
Cash paid during the year for income tax	72,766	78,935	34,543
Non-cash investing and financing activities:
Exchange of assets	3,538	0	0
Stock dividend distribution to Arcos Dorados Holdings Inc.’ Shareholders, at cost	0	0	20,180
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	1,700	816	0
Contribution of businesses in equity method investment	0	0	11,012
2029 Notes
Financing activities
Issuance of notes	0	349,969	0
Repayments of senior notes	(2,813)	(12,014)	0
2027 Notes
Financing activities
Repayments of senior notes	(1,904)	(159,034)	(18,364)
2023 Notes
Financing activities
Repayments of senior notes	$ (18,224)	$ (192,380)	$ (16,231)